Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Pension And Postretirement Benefit Plans' Obligations And Assets
The following tables set forth the changes in our pension plans' obligations and assets recorded on the Consolidated Balance Sheets at December 31, 2020 and 2019. The amounts presented in the following tables for pension obligations include the collective bargaining plan formula, traditional management plan formula and cash balance plan formula and the SERP in the aggregate and have not been adjusted for $1.4 million, $1.4 million and $1.8 million of costs billed to the Service Company for the years ended December 31, 2020, 2019 and 2018, respectively.

$ in millions	Years ended December 31,
Change in benefit obligation	2020	2019
Benefit obligation at January 1	$421.5	$386.5
Service cost	3.7	3.7
Interest cost	11.8	14.9
Actuarial loss	52.7	42.1
Benefits paid	(40.2)	(25.7)
Benefit obligation at December 31	449.5	421.5

Change in plan assets
Fair value of plan assets at January 1	352.0	312.9
Actual return on plan assets	45.6	57.0
Employer contributions	7.7	7.8
Benefits paid	(40.2)	(25.7)
Fair value of plan assets at December 31	365.1	352.0

Unfunded status of plan	$(84.4)	$(69.5)

	December 31,
Amounts recognized in the Balance sheets	2020	2019
Current liabilities	$(0.2)	$(0.2)
Non-current liabilities	(84.2)	(69.3)
Net liability at end of year	$(84.4)	$(69.5)

Amounts recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax
Components:
Prior service cost	$6.9	$7.9
Net actuarial loss	124.0	104.3
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$130.9	$112.2
Recorded as:
Regulatory asset	$92.7	$83.7
Accumulated other comprehensive income	38.2	28.5
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$130.9	$112.2

Schedule of Net Periodic Benefit Cost / (Income)
The net periodic benefit cost of the pension plans was:

	Years ended December 31,
$ in millions	2020	2019	2018
Service cost	$3.7	$3.7	$6.1
Interest cost	11.8	14.9	13.8
Expected return on assets	(18.6)	(20.1)	(21.2)
Amortization of unrecognized:
Actuarial loss	1.0	4.2	6.4
Prior service cost	6.1	1.3	0.9
Net periodic benefit cost	$4.0	$4.0	$6.0

Rates relevant to each year's expense calculations
Discount rate	3.33%	4.35%	3.66%
Expected return on plan assets	5.60%	6.25%	6.25%

Schedule of Allocation of Plan Assets
The following table summarizes our target pension plan allocation for 2020:

	Long-Term Mid-Point Target Allocation	Percentage of plan assets as of December 31,
Asset category (a)		2020	2019
Equity Securities	41%	42%	40%
Debt Securities	59%	57%	58%
Cash and Cash Equivalents	—%	1%	1%
Real Estate	—%	—%	1%

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities
Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities

	Years ended December 31,
$ in millions	2020	2019	2018
Net actuarial loss	$25.8	$5.3	$3.4
Plan curtailment (a)	—	—	—
Reversal of amortization item:
Net actuarial loss	(1.0)	(4.2)	(6.4)
Prior service cost	(6.1)	(1.3)	(0.9)
Total recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$18.7	$(0.2)	$(3.9)

Total recognized in net periodic benefit cost and Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$22.7	$3.8	$2.1

Weighted Average Assumptions Used to Determine Benefit Obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2020, 2019 and 2018 were:

Benefit Obligation Assumptions	Pension
	2020	2019	2018
Discount rate for obligations	2.44%	3.33%	4.35%
Rate of compensation increases	3.21%	3.94%	3.94%

Estimated Future Benefit Payments and Medicare Part D Reimbursements
Benefit payments, which reflect future service, are expected to be paid as follows:

Estimated future benefit payments
$ in millions due within the following years:	Pension
2021	$26.4
2022	$26.0
2023	$25.7
2024	$25.3
2025	$24.7
2026 - 2030	$118.1

Pension [Member]
Pension And Postretirement Benefit Plans' Obligations And Assets
The following tables set forth the changes in our pension plans' obligations and assets recorded on the Consolidated Balance Sheets at December 31, 2020 and 2019. The amounts presented in the following tables for pension obligations include the collective bargaining plan formula, traditional management plan formula and cash balance plan formula and the SERP in the aggregate and have not been adjusted for $1.4 million, $1.4 million and $1.8 million of costs billed to the Service Company for the years ended December 31, 2020, 2019 and 2018, respectively.

$ in millions	Years ended December 31,
Change in benefit obligation	2020	2019
Benefit obligation at January 1	$421.5	$386.5
Service cost	3.7	3.7
Interest cost	11.8	14.9
Actuarial loss	52.7	42.1
Benefits paid	(40.2)	(25.7)
Benefit obligation at December 31	449.5	421.5

Change in plan assets
Fair value of plan assets at January 1	352.0	312.9
Actual return on plan assets	45.6	57.0
Employer contributions	7.7	7.8
Benefits paid	(40.2)	(25.7)
Fair value of plan assets at December 31	365.1	352.0

Unfunded status of plan	$(84.4)	$(69.5)

	December 31,
Amounts recognized in the Balance sheets	2020	2019
Current liabilities	$(0.2)	$(0.2)
Non-current liabilities	(84.2)	(69.3)
Net liability at end of year	$(84.4)	$(69.5)

Amounts recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax
Components:
Prior service cost	$6.9	$7.9
Net actuarial loss	124.0	104.3
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$130.9	$112.2
Recorded as:
Regulatory asset	$92.7	$83.7
Accumulated other comprehensive income	38.2	28.5
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$130.9	$112.2

Fair Value Measurements for Plan Assets
The fair values of our pension plan assets at December 31, 2020 by asset category are as follows:

$ in millions	Market Value at December 31, 2020	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
Asset category		(Level 1)	(Level 2)	(Level 3)
Mutual fund - equities (a)	$153.8	$—	$153.8	$—
Mutual fund - debt (b)	144.6	—	144.6	—
Government debt securities (c)	64.8	—	64.8	—
Cash and cash equivalents (d)	1.9	1.9	—	—
Total pension plan assets	$365.1	$1.9	$363.2	$—

(a)    This category includes investments in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.
(b)    This category includes investments in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.
(c)    This category is comprised of investments U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.
(d)    This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

The fair values of our pension plan assets at December 31, 2019 by asset category are as follows:

$ in millions	Market Value at December 31, 2019	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
Asset category		(Level 1)	(Level 2)	(Level 3)
Mutual fund - equities (a)	$142.9	$—	$142.9	$—
Mutual fund - debt (b)	115.6	—	115.6	—
Government debt securities (c)	89.1	—	89.1	—
Cash and cash equivalents (d)	1.9	1.9	—	—
Other investments:
Core property collective fund (e)	2.5	—	2.5	—
Total pension plan assets	$352.0	$1.9	$350.1	$—

(a)    This category includes investments in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.
(b)    This category includes investments in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.
(c)    This category is comprised of investments U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.
(d)    This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.
(e)    This category represents a property fund that invests in commercial real estate. The fair value of the fund is valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.